Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
We are not a taxable entity for federal income tax purposes. As such, we do not directly pay federal income taxes. Other than with respect to our corporate subsidiaries and the Texas Margin Tax, our taxable income or loss is includible in the federal income tax returns of each of our partners.
A few of our operations are owned by wholly-owned corporate subsidiaries that are taxable as corporations. We pay federal and state income taxes on these operations.
As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, The Partnership remeasured its U.S. deferred tax assets and liabilities during the year ended December 31, 2017 and recorded a $5.3 million benefit relating to the U.S. federal corporate tax rate change.
Our income tax (benefit) expense is as follows:

	Year Ended December 31,
	2018	2017	2016
Current:
Federal	$—	$—	$—
State	810	100	1,200
Total current income tax expense	$810	$100	$1,200
Deferred:
Federal	$114	$(5,530)	$1,862
State	574	1,471	280
Total deferred income tax expense (benefit)	$688	$(4,059)	$2,142
Total income tax expense (benefit)	$1,498	$(3,959)	$3,342

Deferred income taxes relate to temporary differences based on tax laws and statutory rates that were enacted at the balance sheet date. Deferred tax assets and liabilities consist of the following:

	December 31,
	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$11,491	$9,506
Total long-term deferred tax asset	11,491	9,506
Valuation allowances	(1,758)	(1,285)
Total deferred tax assets	$9,733	$8,221
Deferred tax liabilities:
Long-term:
Fixed assets	$(2,893)	$(3,896)
Intangible assets	(18,209)	(15,797)
Other	(1,207)	(441)
Total long-term liability	(22,309)	(20,134)
Total deferred tax liabilities	$(22,309)	$(20,134)
Total net deferred tax liability	$(12,576)	$(11,913)

We record a valuation allowance when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets depends on the ability to generate sufficient taxable income of the appropriate character in the future and in the appropriate taxing jurisdictions.
The reconciliation between the Partnership's effective tax rate on income (loss) from operations and the statutory tax rate is as follows:

	Year Ended December 31,
	2018	2017	2016
Income(loss) from operations before income taxes	$(10,294)	$78,120	$114,424
Partnership income not subject to federal income tax	10,824	(77,704)	(109,111)
Income subject to federal income taxes	$530	$416	$5,313
Tax expense at federal statutory rate	$111	$146	$1,860
State income taxes, net of federal tax	1,285	1,396	949
Return to provision, federal and state	(128)	(163)	(198)
Other	230	(68)	731
Re-measurement of deferred taxes due to enacted tax rate change	—	(5,270)	—
Income tax expense (benefit)	$1,498	$(3,959)	$3,342
Effective tax rate on income from operations before income taxes	(15)%	(5)%	3%

At December 31, 2018, 2017 and 2016, we had no uncertain tax positions.